OPERATING EXPENSES BY NATURE	12 Months Ended
Dec. 31, 2021
OPERATING EXPENSES BY NATURE
OPERATING EXPENSES BY NATURE

10.    OPERATING EXPENSES BY NATURE

	Year ended
	December 31
	2021	2020
Compensation and benefits	$5,007	$4,504
Corporate administration	1,084	969
Listing and filing fees	455	242
Professional fees	1,059	736
Amortization	149	147
Operating expenses before share-based compensation	7,754	6,598
Share-based compensation	1,694	1,688
Total operating expenses	$9,448	$8,286